INTANGIBLE ASSETS – DIGITAL CURRENCY	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS – DIGITAL CURRENCY

NOTE 7: INTANGIBLE ASSETS – DIGITAL CURRENCY

In 2021, the Company purchased Ethereum, a digital currency to create NFTs for beta testing to determine whether they would be able to place them onto the HUMBL Marketplace’s NFT Gallery in addition to the NFTs others create that are on the NFT Gallery. The Company purchased $114,650 in digital currency in the year ended December 31, 2021. The Company expensed $133,660 in the digital currency to create NFTs as beta testing for future endeavors and for payment of expenses, received commissions on sales of NFTs of $8,400, reflected $34,570 in impairment of the intangible asset for digital currency, and recognized a gain on sale of digital assets of $47,875. The value of the intangible asset as of December 31, 2021 is $2,695.